Financial results (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of financial income or loss

		2025	2024	2023
Financial income
Interest income		726	1,256	1,469
Inflation indexation income on tax assets	(i)	1,128	105	51
Adjustment to present value		191	273	139
Other		245	85	19
Total		2,290	1,719	1,678

Financial expenses
Interest expenses		(4,945)	(5,173)	(3,969)
Adjustment to present value		(861)	(920)	(616)
Interest expenses on leases		(305)	(264)	(281)
Other		(691)	(496)	(723)
Total		(6,802)	(6,853)	(5,589)

Derivatives and exchange rate variations, net
Exchange variation on financial assets		575	1,115	(751)
Exchange variation on financial liabilities		2,951	(12,668)	1,351
Gain on derivatives			66	83
Losses on derivatives		(52)	(33)	(172)
Total		3,474	(11,520)	511

Total		(1,038)	(16,654)	(3,400)
(i)	Includes R$891 relating to the inflation indexation of the CIDE deduction credit in PIS/COFINS and R$132 to the inflation indexation of the REIQ (note 9(i)).

Schedule of effects from exchange variation

	End of year rate			Average rate
								Variation
	2025	2024	Variation	2025	2024	2023	2025/2024	2024/2023
U.S. dollar - Brazilizan real	5.5024	6.1923	-11.14%	5.5855	5.3920	4.9953	3.59%	7.94%
Euro - Brazilizan real	6.4692	6.4363	0.51%	6.3095	5.8340	5.4023	8.15%	7.99%
Mexican peso - Brazilizan real	0.3064	0.2986	2.61%	0.2913	0.2940	0.2816	-0.91%	4.41%
U.S. dollar - Mexican peso	17.9709	20.7505	-13.40%	19.1930	18.1605	17.7913	5.69%	2.08%
U.S. dollar - Euro	0.8506	0.9621	-11.59%	0.8857	0.9242	0.9246	-4.17%	-0.05%